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                                                                May 21, 1998


           SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 1998
                      OF OCC ACCUMULATION TRUST

Timothy Curro resigned on May 15, 1998 as one of the three portfolio managers of the Small Cap Portfolio. The Portfolio will continue to be managed by Timothy McCormack and Gavin Albert.



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                                                                 May 21, 1998


            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                DATED MAY 1, 1998 OF OCC ACCUMULATION TRUST

Timothy Curro resigned on May 15, 1998 as Vice President-Portfolio Manager of OCC Accumulation Trust. He had been one of three portfolio managers of the Small Cap Portfolio and the Portfolio will continue to be managed by Timothy McCormack and Gavin Albert.